Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

	2022			2021
(in Australian dollars)	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans (i)	$1,300,037	$50,563,095	$51,863,132	$110,752	$5,297,180	$5,407,932
Total secured borrowings	1,300,037	50,563,095	51,863,132	110,752	5,297,180	5,407,932

Unsecured
Other loans (ii)	174,053	1,589,357	1,763,410	166,308	689,385	855,693
Total unsecured borrowings	174,053	1,589,357	1,763,410	166,308	689,385	855,693
Total borrowings	$1,474,090	$52,152,452	$53,626,542	$277,060	$5,986,565	$6,263,625

(i) Secured liabilities and assets pledged as security

(a)
In December 2017, the group entered into a loan facility to purchase commercial land and buildings in Nova Scotia from which the Battery Technology Solutions business operates. The initial amount loaned under the facility was CAD $1,330,000.

On February 5, 2021, the group extended the loan facility and the total available amount now available under the facility was CAD $2,680,000. At June 30, 2022 the facility had been fully drawn down. The total liability at June 30, 2022 is CAD $2,597,512.

The facility is bearing interest at the bank’s base rate minus 1% payable monthly and principal of the loan repayable in 265 monthly principal instalments of CAD $9,760 followed by 1 monthly principal instalment of CAD $1,352, maturing September 2044.

The Group's freehold land and buildings at 177 Bluewater Road, Bedford, Canada are pledged as collateral against the bank loan. The carrying amount of this asset is $4,890,976 (June 2021: $3,104,819).

For the year ended June 30, 2022, the Group incurred interest expense of CAD $94,210 (2021 – CAD $48,168; 2020 – CAD $64,470).

(b)
On May 28, 2021, the Group purchased commercial land and buildings in Nova Scotia, Canada for CAD$3,550,000 from which the Cathode business will operate. The Group entered into a loan facility to purchase the land and buildings. The initial amount loaned under the facility was CAD $4,375,000. On January 24, 2022, the group extended the loan facility and the total available amount now available under the facility was CAD $4,985,000. At June 30, 2022 the facility had been drawn down to CAD $4,923,170 and CAD $61,830 remains to be disbursed. The total liability at June 30, 2022 is CAD $4,923,170.

The facility is bearing interest at the bank’s base rate minus 1% payable monthly and principal of the loan repayable in 1 monthly principal instalment of CAD $18,610 in December 2022, followed by 299 monthly principal instalments of CAD $16,610 commencing January 2023, maturing November 2047.

The Group’s freehold land and buildings at 110 Simmonds Drive, Dartmouth, Canada are pledged as collateral against the bank loan. The carrying amount of this asset is $5,665,963 (June 2021: $4,006,926).

For the year ended June 30, 2022, the Group incurred interest expense of CAD $156,522 (2021 – CAD $9,975; 2020 – CAD $Nil).

(c)
On January 24, 2022, the group entered into a loan facility to purchase equipment. The total amount available under the facility was CAD $2,300,000.

At June 30, 2022 the facility had been drawn down to CAD $500,000 and CAD $1,800,000 remains to be disbursed. The total liability at June 30, 2022 is CAD $500,000.

The facility is bearing interest at the bank’s base rate minus 1.5% payable monthly and principal of the loan repayable in 1 monthly principal instalment of CAD $19,960 in December 2023, followed by 119 monthly principal instalments of CAD $19,160 commencing January 2024, maturing November 2033. Equipment being purchased are pledged as collateral against the bank loan.

For the year ended June 30, 2022, the Group incurred interest expense of CAD $7,617 (2021 – CAD $Nil; 2020 – CAD $Nil).

(d)
On July 28, 2021, the Group purchased commercial land and buildings in Chattanooga, USA for USD $42,600,000 to expand the NAM business. The Group entered into a loan facility with PNC Real Estate for USD$30,100,000 and an interest rate of 4.09% to purchase the land and buildings. The loan has been fully drawn down as at June 30, 2022. The total liability at June 30, 2022 is USD $29,467,266. The facility is repayable in monthly instalments, which commenced in September 2021 and end in August 2031. The land and buildings at 1029 West 19th Street, Chattanooga, USA have been pledged as security for the loan, the carrying amount of which is $40,913,359. For the year ended June 30, 2022, the Group incurred interest expense of USD$223,229 (2021 -USD$92,189; 2020- USD $80,445).

This loan imposes certain loan covenants to ensure that the following financial ratios are met:

•
net assets of USD$30.1 million to be maintained (exclusive of the land and building secured by this loan and minimum liquidity of USD$3.1 million); and
•
a debt service coverage ratio of 1.2 to 1 is to be maintained.

NOVONIX Limited has complied with the financial covenants of its borrowing facilities during both the 2022 and 2021 financial years.